Debt Obligations and Commitments (Tables)	12 Months Ended
Dec. 28, 2024
Debt Disclosure [Abstract]
Schedule of Long and Short-Term Debt Contractural Commitments
The following table summarizes our debt obligations:

	2024(a)	2023(a)
Short-term debt obligations (b)
Current maturities of long-term debt	$4,004	$3,924
Commercial paper (4.5% and 5.5%)	2,818	2,286
Other borrowings (8.6% and 7.8%)	260	300
	$7,082	$6,510
Long-term debt obligations (b)
Notes due 2024 (3.0%)	$—	$3,919
Notes due 2025 (3.2% and 3.2%)	3,999	3,994
Notes due 2026 (3.7% and 3.7%)	3,941	3,961
Notes due 2027 (3.1% and 2.4%)	3,370	2,544
Notes due 2028 (2.1% and 2.1%)	3,240	3,323
Notes due 2029 (4.6% and 4.0%)	3,239	1,925
Notes due 2030-2060 (3.2% and 2.9%)	23,400	21,800
Other, due 2024-2033 (5.7% and 3.6%)	39	53
	41,228	41,519
Less: current maturities of long-term debt obligations	4,004	3,924
Total	$37,224	$37,595
(a)Amounts are shown net of unamortized net discounts of $267 million and $225 million for 2024 and 2023, respectively.
(b)The interest rates presented reflect weighted-average effective interest rates at year-end. Certain of our fixed rate indebtedness have been swapped to floating rates through the use of interest rate derivative instruments. See Note 9 for further information regarding our interest rate swap contracts.

Schedule of Debt Issuances
In 2024, we issued the following senior notes:

Interest Rate	Maturity Date	Principal Amount(a)
Floating rate	February 2027	$300	(b)
4.650%	February 2027	$550	(b)
4.550%	February 2029	$450	(b)
4.700%	February 2034	$450	(b)
4.500%	July 2029	$850
4.800%	July 2034	$650
5.250%	July 2054	$750
(a)Excludes debt issuance costs, discounts and premiums.
(b)Issued through our wholly-owned consolidated finance subsidiary, PepsiCo Singapore Financing I Pte. Ltd., which has no assets, operations, revenues or cash flows other than those related to the issuance, administration and repayment of the notes and any other notes that may be issued in the future. The notes are fully and unconditionally guaranteed by PepsiCo, Inc. on a senior unsecured basis and may be assumed at any time by PepsiCo, Inc. as the primary and sole obligor.